Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
(Loss) / profit for the year		$ (6,759)	$ 92,101	$ 226,721
Adjustments for:
Income tax expense / (benefit)		(174)	(57,015)	78,673
Depreciation		195,755	223,843	198,288
Amortization		2,816	2,314	1,730
Depreciation of right of use assets		72,897	77,867	74,085
(Gain) / loss from the disposal of other property items		(4,254)	2,408	(4,747)
Gain from the sale of farmland and other assets		0	(6,050)	(6,334)
(Insurance recovery) / impairment due to fire		(4,395)	14,259	0
Net (gain) / loss from the fair value adjustment of Investment properties		(3,312)	23,375	(10,620)
Equity settled share-based compensation granted		11,896	6,680	8,581
(Gain) from derivative financial instruments and forwards		(2,857)	(1,153)	(8,605)
Interest, finance cost related to lease liabilities and other financial expense, net		89,757	68,315	16,428
Initial recognition and changes in fair value of non-harvested biological assets (unrealized)		(13,427)	18,301	17,663
Changes in net realizable value of agricultural produce after harvest (unrealized)		(876)	7,327	(2,599)
Provision and allowances		3,827	(1,820)	654
Tax credits recognized		(6,144)	(19,486)	0
Net loss / (gain) of inflation effects on the monetary items		9,209	(2,421)	(28,816)
Foreign exchange (gain) / losses, net		(5,826)	37,569	(90,930)
Cash flow hedge – transfer from equity		0	28,650	36,863
Subtotal		338,133	515,064	507,035
Changes in operating assets and liabilities:
(Increase) / decrease in trade and other receivables		(57,221)	(68,299)	3,683
Decrease / (increase) in inventories		43,615	3,089	(12,410)
Increase in biological assets		(17,783)	(38,861)	(23,393)
Decrease / (increase) in other assets		240	(2,054)	(37)
Decrease / (increase) in derivative financial instruments		3,779	21,820	(11,181)
Decrease in trade and other payables		(3,053)	(100,346)	(43,925)
Increase in payroll and social security liabilities		2,137	4,093	15,674
Increase in provisions for other liabilities		1,085	1,110	803
Net cash generated from operating activities before taxes paid		310,932	335,616	436,249
Income tax paid		(2,414)	(7,285)	(1,342)
Net cash generated from operating activities		308,518	328,331	434,907
Cash flows from investing activities:
Acquisition of subsidiaries net of cash and cash equivalents acquired		(676,018)	(16,184)	(3,193)
Purchases of property, plant and equipment		(264,120)	(260,211)	(241,623)
Purchase of cattle and non-current biological assets		(139)	(1,928)	(511)
Purchases of intangible assets		(2,043)	(1,190)	(1,291)
Interest received and others	[1]	28,829	7,847	62,120
Proceeds from disposal of other property items		4,674	2,332	4,094
Proceeds from the sale of farmland and other assets		3,292	23,259	33,242
Acquisition of short-term investment		(312,996)	(47,886)	(106,897)
Disposals of short-term investment		295,577	62,396	142,507
Net cash used in investing activities		(922,944)	(231,565)	(111,552)
Cash flows from financing activities:
Proceeds from issuance of shares net of transaction costs		303,687	0	0
Proceeds from long-term borrowings		870,606	126,757	7,739
Payments of long-term borrowings		(213,936)	(105,749)	(24,105)
Proceeds from short-term borrowings		279,900	169,901	448,532
Payments of short-term borrowings		(256,340)	(239,947)	(420,276)
Interest paid		(48,712)	(24,629)	(55,476)
Proceeds from exercise of employee share options		45	99	214
(Payments) / collections of derivatives financial instruments		(226)	669	(32)
Lease payments		(103,945)	(98,478)	(104,097)
Purchase of own shares		(10,210)	(66,887)	(26,242)
Dividends paid to non-controlling interest		(95)	(736)	0
Dividends paid to shareholders		(35,000)	(35,000)	(35,000)
Net cash used in financing activities		785,774	(274,000)	(208,743)
Net (decrease) / increase in cash and cash equivalents		171,348	(177,234)	114,612
Cash and cash equivalents at beginning of year		211,244	339,781	230,653
Effect of exchange rate changes and inflation on cash and cash equivalents		558	48,697	(5,484)
Cash and cash equivalents at end of year		$ 383,150	$ 211,244	$ 339,781

[1]	Includes US$5,890 in 2025 related to gains on bond arbitrage transactions (US$238 in 2024 and US$54,687 in 2023) of which the combined effect of IAS 29 and 21 of the Argentine subsidiaries is US$8 for 2025, US$(105) in 2024 and US$30,544 in 2023.
For non-cash transactions, see Note 13 for Right of Use Assets and related to acquisition of subsidiaries, see Note 21.